Discontinued Operations	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

NOTE 5 – DISCONTINUED OPERATIONS

On July 1, 2014 the Company transferred to Mr. Hubert J. Blanchette, CEO of Lexi-Luu Designs, Inc., (“Lexi-Luu”) 2,500,000 shares of common stock of Lexi-Luu, representing 80% of the issued and outstanding shares in Lexi-Luu Designs, Inc. In exchange for the interest in Lexi-Luu, Mr. Blanchette surrendered to the Company 2,500,000 shares of the Company’s common stock.

The Company originally purchased the 2,500,000 shares of Lexi-Luu in 2010 pursuant to a Stock Purchase and Share Exchange Agreement dated as of September 30, 2010 (“the Agreement”). The transfers on July 1, 2014 occurred upon Mr. Blanchette’s exercise of an option given him in Section 3.3 of the Agreement, which provided Mr. Blanchette the right to exchange his shares in the Company for the shares of Lexi-Luu if the Company entered into an acquisition transaction that resulted in the dilution of Mr. Blanchette’s interest in the Company. The Company completed such an acquisition with its acquisition of Spiral Toys LLC. on July 1, 2014.

The Company’s financial statements have been retroactively restated so as to segregate the operations of the Lexi-Luu subsidiary, and to re-label such operations as discontinued. The Company’s financial statements as of December 31, 2014 report the gain on the Lexi-Luu disposition based on the removal of the balances as of July 1, 2014 as an increase in additional paid-in capital. The following table shows the assets and liabilities of Lexi-Luu as of July 1, 2014 as well as results of operations for the six months ended July 1, 2014.

July 1, 2014
Assets	$71,339
Liabilities	$512,840
Net Revenues	$210,767
Net Income (Loss)	$(23,752)

Upon disposition of Lexi-Luu on July 1, 2014, the net assets and liabilities were removed from the balances of the Company resulting in $373,408 being posted to additional paid in capital of the Company. As these transactions were with a related party, the gain on the disposition was recorded as an addition to Additional Paid in Capital.

The following table shows the results of operations of Lexi-Luu during certain periods when it was owned by the Company:

	For the Period Ended
	December 31, 2015	June 30, 2014
Sales	$-	$210,767
Cost of Goods Sold	-	110,368
Gross Profit	-	100,399
Operating Expenses	-	115,969
Loss from Operations	-	(15,570)
Other Income (Expenses)	-	(8,182)
Net Loss	$-	$(23,752)